Product Warranty Liabilities (Details) - Schedule of warranty liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Warranty Liabilities Abstract
Balance at Beginning	$ 3,393	$ 2,617
Usage and current warranty expenses	(191)	(202)
Accruals for warranties	1,149	978
Balance at Ending	4,351	3,393
Less: current portion	(392)	(179)
Warranty liability, net of current portion	$ 3,959	$ 3,214